Financial investments (Tables)	3 Months Ended
Mar. 31, 2019
Financial investments [Abstract]
Non-current and Current financial investments
The detail of Non-current and Current financial investments as of March 31, 2019 and December 31, 2018 is as follows:
	Balance as of March 31, 2019	Balance as of December 31, 2018
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	6,034	6,034
Derivative assets	6,297	11,571
Other receivable accounts at amortized cost	53,055	35,065
Total non-current financial investments	65,386	52,670
Contracted concessional financial assets	152,230	159,128
Derivative assets	1,481	1,582
Other receivable accounts at amortized cost	89,314	80,124
Total current financial investments	243,025	240,834